Commonwealth Annuity and Life Insurance Company

Office of the General Counsel

132 Turnpike Road, Suite 210

Southborough, MA 01772

VIA EDGAR

May 2, 2007

U.S. Securities and Exchange Commission

450 Fifth Avenue, N.W.

Washington, D.C. 20549

RE:                              Commonwealth Annuity and Life Insurance Company

Registration Statement Filed on Form S-6

VEL II Account (VEL II ‘93) File Nos. 33-57792/811-7466

Dear Sir/Madam:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of Prospectuses that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at (508) 460-2408.

Very truly yours,

/s/ Jon-Luc Dupuy, Esq.

Jon-Luc Dupuy, Esq.